Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,081	$ 1,106	$ 1,127
Medical plans	1,974	1,915	1,772
401(k) match	310	309	298
Pension plan	960	1,173	1,224
Profit-sharing	201	118	58
Other	122	219	317
Total employee benefits	$ 4,648	$ 4,840	$ 4,796